SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivables (Details)	12 Months Ended
Dec. 31, 2021
Loans and Leases Receivable Disclosure [Line Items]
Interest rate	5.00%
Minimum
Loans and Leases Receivable Disclosure [Line Items]
Term	10 months
Maximum
Loans and Leases Receivable Disclosure [Line Items]
Term	48 months